Non-current Financial Assets and Other Non-current Assets - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Restricted cash	$ 2,160	$ 2,320
Increase (decrease) in non-current research tax credit receivables	2,700
Increase (decrease) in non-current research tax credit receivables due to the foreign exchange impact	(700)
Leased Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Decrease in non-current restricted cash	200
Raleigh, North Carolina [Member] | Leased Premises [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Restricted cash	2,000
New York [Member] | Leased Premises [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Restricted cash	$ 200